Expense Example - Tuttle Capital Space Industry Income Blast ETF - Tuttle Capital Space Industry Income Blast ETF Class	Mar. 11, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 101
Expense Example, with Redemption, 3 Years	$ 315